Consolidated Statement of Changes in Equity - USD ($)	Total	Share capital	Employee share scheme reserve	Foreign currency translation reserve	Accumulated deficit	Equity/ (net deficit) attributable to equity holders of the Parent Company	Non- controlling interests
Beginning balance at Dec. 31, 2018	$ 6,356,374	$ 15,951,758	$ 55,953	$ 14,183	$ (9,665,520)	$ 6,356,374
Loss for the year	(35,259,401)				(35,259,401)	(35,259,401)
Other comprehensive loss for the year	1,154,625			1,154,625		1,154,625
Total comprehensive loss for the year	(34,104,776)			1,154,625	(35,259,401)	(34,104,776)
Issuance of shares	47,052,387	47,052,387				47,052,387
Cancelation of shares	(500,000)	(500,000)				(500,000)
Employee share scheme reserve	433,344		433,344			433,344
Ending balance at Dec. 31, 2019	19,237,329	62,504,145	489,297	1,168,808	(44,924,921)	19,237,329	$ 0
Loss for the year	(29,725,202)				(29,725,202)	(29,725,202)
Other comprehensive loss for the year	(308,434)			(308,434)		(308,434)
Total comprehensive loss for the year	(30,033,636)			(308,434)	(29,725,202)	(30,033,636)
Issuance of shares	26,377,572	26,377,572				26,377,572
Employee share scheme reserve	2,828,995		2,828,995			2,828,995
Ending balance at Dec. 31, 2020	18,410,260	88,881,717	3,318,292	860,374	(74,650,123)	18,410,260	0
Loss for the year	(141,489,397)				(141,416,132)	(141,416,132)	(73,265)
Other comprehensive loss for the year	(409,511)			(409,511)		(409,511)
Total comprehensive loss for the year	(141,898,908)			(409,511)	(141,416,132)	(141,825,643)	(73,265)
Acquisition of a subsidiary	139,643						139,643
Employee share scheme reserve	33,611,231		33,611,231			33,611,231
Ending balance at Dec. 31, 2021	$ (89,737,774)	$ 88,881,717	$ 36,929,523	$ 450,863	$ (216,066,255)	$ (89,804,152)	$ 66,378